Capital - Disclosure of Components of Capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,808	$ 3,466
Increase (decrease) in long-term debt		342
Exchangeable securities		750
Increase (decrease) in exchangeable securities		6
Bank overdraft		1	3
Increase (decrease) in bank overdrafts		(2)
Equity		1,843	1,664	$ 1,989
Less: available cash and cash equivalents		(337)	(348)
Increase (decrease) in available cash and cash equivalents		11
Less: principal portion of restricted cash on TransAlta OCP bonds		(69)	(69)
Less: fair value liability (asset) of hedging instruments on long-term debt		(7)
Less: fair value asset of hedging instruments on long-term debt			5
Increase (decrease) in fair value asset of hedging instruments on long-term debt		(12)
Total capital		6,041	5,517
Increase (decrease) in total capital		524
Common shares
Disclosure of components of capital [Line Items]
Equity		3,179	3,285
Increase (decrease) in equity		(106)
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		42	41	41
Increase (decrease) in equity		1
Deficit
Disclosure of components of capital [Line Items]
Equity		(2,458)	(2,567)	(2,514)
Increase (decrease) in equity		109
Accumulated other comprehensive income (loss)
Disclosure of components of capital [Line Items]
Equity	[1]	41	(164)	(222)
Increase (decrease) in equity		205
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		97	127	$ 879
Increase (decrease) in equity		(30)
TransAlta OCP
Disclosure of components of capital [Line Items]
Less: principal portion of restricted cash on TransAlta OCP bonds		(17)	$ (17)
Increase (decrease) in principal portion of restricted cash on TransAlta OCP bonds		$ 0

[1]	(1)Refer to Note 30 for details on components of and changes in, accumulated other comprehensive income (loss).